Document and Entity Information	Dec. 05, 2025
Cover [Abstract]
Entity Registrant Name	NETFLIX INC
Amendment Flag	true
Entity Central Index Key	0001065280
Document Type	8-K/A
Document Period End Date	Dec. 05, 2025
Entity Incorporation State Country Code	DE
Entity File Number	001-35727
Entity Tax Identification Number	77-0467272
Entity Address, Address Line One	121 Albright Way
Entity Address, City or Town	Los Gatos
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	95032
City Area Code	(408)
Local Phone Number	540-3700
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	NFLX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	Explanatory Note This Amendment on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K filed by Netflix, Inc., a Delaware corporation (“Netflix”), on December 5, 2025 (the “Original 8-K”), in which Netflix reported its entry into an Agreement and Plan of Merger (the “Merger Agreement”) with Nightingale Sub, Inc., a Delaware corporation and wholly owned subsidiary of Netflix (“Merger Sub”), Warner Bros. Discovery, Inc., a Delaware corporation (“WBD”), and New Topco 25, Inc., a newly formed Delaware corporation and wholly owned subsidiary of WBD (“Newco”). This Amendment is being filed in order to include an exhibit to the Merger Agreement that was not included with the Merger Agreement filed as Exhibit 2.1 to the Original 8-K. The Merger Agreement as filed hereto as Exhibit 2.1 supersedes the Merger Agreement filed as Exhibit 2.1 to the Original 8-K and is incorporated by reference into Item 1.01 of the Original 8-K, and the description of the Merger Agreement and the Merger (as defined in the Original 8-K) in the Original 8-K is qualified in its entirety by reference to the full text of the Merger Agreement attached hereto as Exhibit 2.1. Other than as expressly set forth herein, the Original 8-K remains unchanged.